10. EMPLOYEE BENEFIT PLANS (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted awards granted	19,145	30,656
Omnibus Plan | Employees
Restricted awards granted	19,145	14,156
Restricted awards fair value	$ 26.95	$ 20.00
Omnibus Plan | Directors
Restricted awards granted		16,500
Restricted awards fair value		$ 23.75